[CHAPMAN AND CUTLER LETTERHEAD]

February 27, 2026

Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

Re:	Innovator ETFs® Trust
(Registration Nos. 333-146827 and 811-22135)

Ladies and Gentlemen:

On behalf of the Innovator ETFs® Trust (the “Registrant”), in accordance with the provisions of Rule 497(j) of Regulation C under the Securities Act of 1933 (the “Securities Act”), this letter serves to certify that the most recent amendment to the Registration Statement on Form N-1A (the “Registration Statement”) of the Registrant for the following funds, each of which is a series of the Registrant, does not differ from that which would have been filed pursuant to Rule 497(c) of the Securities Act: Innovator IBD® 50 ETF; Innovator IBD® Breakout Opportunities ETF; Innovator Deepwater Frontier Tech ETF; Innovator S&P Investment Grade Preferred ETF; Innovator Gradient Tactical Rotation Strategy ETF; Innovator Laddered Allocation Buffer ETF™; Innovator Laddered Allocation Power Buffer ETF™; Innovator Equity Premium Income – Daily PutWrite ETF; Innovator Equity Autocallable Income Strategy ETF and Innovator Index Autocallable Income Strategy ETF. Post-Effective Amendment No. 1799 was filed electronically with the Securities and Exchange Commission on February 27, 2026.

If we may cooperate with you in any way in the processing of this registration statement, please telephone the undersigned at (312) 845-3273.

Very truly yours,

Chapman and Cutler llp

By:	/s/ Walter L. Draney
Walter L Draney